9. LONG-TERM PAYABLES	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
9. LONG-TERM PAYABLES

NOTE 9 – LONG-TERM PAYABLES

Other Long-term payables consists of the following:

	June 30,	December 31,
	2013	2012
	(unaudited)

Total long-term payables	$1,463	$—
Less: Unrealized interest expense	(112)	—
Net long-term payables	$1,351	$—
Long-term payables, current	(644)	—
Long-term payables, non-current	$707	$—

Under the mortgage financing arrangement with CITIC Bank, the Company’s customers obtain mortgage financing from CITIC while the Company provides a guarantee. The Company enters into a lease contract directly with the customer and also enters into a contractual obligation to repay the mortgage financing on behalf of the customer. The CITIC mortgage financing has a 24-month term and as a result the Company recognizes a long-term liability for amounts borrowed under the CITIC mortgage financing arrangement.

The loans bore interest at rates in the range of 8.19% to 8.82% as of June 30, 2013, are denominated in RMB and have terms maturing within two years.

At June 30, 3013, future amounts due under long-term payables are as follows:

	Years Ending December 31,
	2013	2014	2015	Total

Long-term payables	$355	$742	$366	$1,463
Less: Unrealized interest expense	(46)	(58)	(8)	(112)
Total long-term payables	$309	$684	$357	$1,351